INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
INCOME TAXES
Tax loss carry-forward	$ 14,993
Reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
Net income before provision	32,183	18,583	14,331
PRC statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Income tax at statutory tax rate	8,046	4,646	3,583
Change in valuation allowance	704	126	(16)
Expenses not deductible for tax purposes	440	631	258
Effect of income tax rate difference for entities under individual income tax rate of 35%	390	129	67
Loss utilized for entities under individual income tax rate of 35%	(99)	(153)	(235)
Effect of income tax rate differences in other jurisdictions	620	755	282
Income tax expenses	$ 10,101	$ 6,134	$ 3,939
Individual income tax rate (as a percent)	35.00%	35.00%	35.00%